Commitments and Contingencies (Loss Contingencies) (Details)	1 Months Ended
	Sep. 30, 2011 Unfair competitive practices claim [Member] Tencent [Member] USD ($)	Sep. 30, 2011 Unfair competitive practices claim [Member] Tencent [Member] CNY	Jun. 30, 2011 Unfair competitive practices claim [Member] Tencent [Member] USD ($)	Jun. 30, 2011 Unfair competitive practices claim [Member] Tencent [Member] CNY	Oct. 31, 2010 Unfair competitive practices claim [Member] Tencent [Member] CNY	Oct. 31, 2012 Unfair competitive practices and copyright infringement claim [Member] Two affiliates of Baidu [Member] CNY	Apr. 30, 2012 Unfair competitive practices and copyright infringement claim [Member] Two affiliates of Baidu [Member] CNY
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value			$ 19,800,000	125,000,000	4,000,000	100,000,000	10,000,000
Loss Contingency, Damages Awarded, Value	$ 63,553	400,000